Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
In accordance with Item 402 of Regulation S-K under the Securities Act (“Item 402”), below is the comparison of the total compensation actually paid to company performance (the “Pay Versus Performance Disclosure”). For further information concerning our variable pay-for-performance philosophy and how we align executive compensation with the company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.”
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Value of Initial Fixed $100 Investment Based On:		Net Income ($M)(7)	Revenue ($M)(8)
					Total Company Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)
2022	1,146,000	-22,783,000	3,473,372	528,487	124.96	132.79	553.2	2,357
2021	1,515,269	25,163,611	2,832,378	1,261,953	137.02	206.76	335.8	2,149
2020	1,268,889	39,123,889	10,219,177	10,392,482	123.90	149.98	-256.3	1,915
(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Houston, our Chief Executive Officer (“PEO”), for each corresponding year in the “Total” column of the applicable “Summary Compensation Table.” Refer to “Executive Compensation – Summary Compensation Table.”

(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Houston, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Houston during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Houston’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to PEO ($)
2022	1,146,000	0	-23,929,000	-22,783,000
2021	1,515,269	0	23,648,342	25,163,611
2020	1,268,889	0	37,855,000	39,123,889
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the “Summary Compensation Table” for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the applicable year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. Fair values were computed as of the end of the respective fiscal year, other than with regards to fair values of awards that vest in each covered year, which are valued as of the applicable vesting date. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	0	-23,929,000	0	0	0	0	-23,929,000
2021	0	8,238,085	0	15,410,257	0	0	23,648,342
2020	0	37,855,000	0	0	0	0	37,855,000
(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the company’s named executive officers (“NEOs”) as a group (excluding Mr. Houston) in the “Total” column of the “Summary Compensation Table” in each applicable year. The names of each of the NEOs (excluding Mr. Houston) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Timothy Young, Tim Regan and Bart Volkmer; (ii) for 2021, Timothy Young, Tim Regan, Bart Volkmer, and Olivia Nottebohm; and (iii) for 2020, Timothy Young, Tim Regan, Bart Volkmer, Olivia Nottebohm, and Ajay Vashee.

(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Houston), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Houston) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Houston) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards($)	Average Equity Award Adjustments ($)(a)	Average Compensation Actually Paid to Non- PEO NEOs ($)
2022	3,473,372	2,607,061	-337,824	528,487
2021	2,832,378	1,946,253	375,828	1,261,953
2020	10,219,177	9,424,859	9,598,164	10,392,482
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	(a)	(b)	(c)	(d)	(e)	(f)	Total Average Equity Award Adjustments ($)(a)
	Average Year End Fair Value of Equity Awards ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)
2022	2,038,975	-2,637,402	479,292	-218,688	0	0	-337,824
2021	1,455,584	1,400,515	385,547	648,906	3,514,724	0	375,828
2020	9,833,673	796,740	307,618	148,905	1,488,772	0	9,598,164
(a)
The total average equity award adjustment is calculated by adding the values in columns (a), (b), (c), (d), and (f) less (e). Due to rounding, the total average equity award may not equal the total obtained by adding and subtracting the applicable columns.

(5)
Cumulative total shareholder return (“TSR”) is calculated as the difference between the company’s share price at the end and the beginning of the measurement period divided by the company’s share price at the beginning of the measurement period.

(6)	The peer group used for this purpose is the following published industry index: Nasdaq Computer Index.
(7)	The dollar amounts reported represent the amount of net income reflected in the company’s audited financial statements for the applicable year.
(8)
Annual revenue was calculated to exclude the impact of foreign exchange from our annual revenue reflected in our audited financial statements for the applicable fiscal year by applying the prior year weighted average exchange rate to the applicable period’s results.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]
(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the company’s named executive officers (“NEOs”) as a group (excluding Mr. Houston) in the “Total” column of the “Summary Compensation Table” in each applicable year. The names of each of the NEOs (excluding Mr. Houston) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Timothy Young, Tim Regan and Bart Volkmer; (ii) for 2021, Timothy Young, Tim Regan, Bart Volkmer, and Olivia Nottebohm; and (iii) for 2020, Timothy Young, Tim Regan, Bart Volkmer, Olivia Nottebohm, and Ajay Vashee.

Peer Group Issuers, Footnote [Text Block]
(6)	The peer group used for this purpose is the following published industry index: Nasdaq Computer Index.

PEO Total Compensation Amount	$ 1,146,000	$ 1,515,269	$ 1,268,889
PEO Actually Paid Compensation Amount	$ (22,783,000)	25,163,611	39,123,889
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Houston, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Houston during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Houston’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to PEO ($)
2022	1,146,000	0	-23,929,000	-22,783,000
2021	1,515,269	0	23,648,342	25,163,611
2020	1,268,889	0	37,855,000	39,123,889
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the “Summary Compensation Table” for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the applicable year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. Fair values were computed as of the end of the respective fiscal year, other than with regards to fair values of awards that vest in each covered year, which are valued as of the applicable vesting date. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	0	-23,929,000	0	0	0	0	-23,929,000
2021	0	8,238,085	0	15,410,257	0	0	23,648,342
2020	0	37,855,000	0	0	0	0	37,855,000

Non-PEO NEO Average Total Compensation Amount	$ 3,473,372	2,832,378	10,219,177
Non-PEO NEO Average Compensation Actually Paid Amount	$ 528,487	1,261,953	10,392,482
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Houston), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Houston) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Houston) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards($)	Average Equity Award Adjustments ($)(a)	Average Compensation Actually Paid to Non- PEO NEOs ($)
2022	3,473,372	2,607,061	-337,824	528,487
2021	2,832,378	1,946,253	375,828	1,261,953
2020	10,219,177	9,424,859	9,598,164	10,392,482
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	(a)	(b)	(c)	(d)	(e)	(f)	Total Average Equity Award Adjustments ($)(a)
	Average Year End Fair Value of Equity Awards ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)
2022	2,038,975	-2,637,402	479,292	-218,688	0	0	-337,824
2021	1,455,584	1,400,515	385,547	648,906	3,514,724	0	375,828
2020	9,833,673	796,740	307,618	148,905	1,488,772	0	9,598,164
(a)
The total average equity award adjustment is calculated by adding the values in columns (a), (b), (c), (d), and (f) less (e). Due to rounding, the total average equity award may not equal the total obtained by adding and subtracting the applicable columns.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Analysis of the Information Presented in the Pay versus Performance Table
As described in more detail in the section “Executive Compensation – Compensation Discussion and Analysis,” the company’s executive compensation program reflects a variable pay-for-performance philosophy. While the company utilizes several performance measures to align executive compensation with company performance, not all of those company measures are presented in the “Pay Versus Performance” table. Moreover, the company generally seeks to incentivize long-term performance, and therefore does not specifically align the company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the company is providing the following descriptions of the relationships between information presented in the “Pay Versus Performance” table.
Compensation Actually Paid and Cumulative TSR
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Houston and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Houston) has decreased while total shareholder return has been positive over the three years presented in the table. The decrease in compensation actually paid over the three-year period is because a significant portion of compensation actually paid is comprised of equity awards, and in the case of Messrs. Houston and Young, vesting of equity awards is contingent upon achieving stock price targets as described in more detail in the section “Executive Compensation – Compensation Discussion and Analysis”.

Compensation Actually Paid vs. Net Income [Text Block]
Analysis of the Information Presented in the Pay versus Performance Table
As described in more detail in the section “Executive Compensation – Compensation Discussion and Analysis,” the company’s executive compensation program reflects a variable pay-for-performance philosophy. While the company utilizes several performance measures to align executive compensation with company performance, not all of those company measures are presented in the “Pay Versus Performance” table. Moreover, the company generally seeks to incentivize long-term performance, and therefore does not specifically align the company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the company is providing the following descriptions of the relationships between information presented in the “Pay Versus Performance” table.
Compensation Actually Paid and Net Income
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Houston and the average amount of compensation actually paid to the company’s NEOs as a group (excluding Mr. Houston) decreased over the three years presented in the graph while the company’s net income increased over the same period. We do not use net income as a performance measure in our short or long-term incentive programs and as further discussed in the section “Executive Compensation – Compensation Discussion and Analysis”, a majority of the total compensation for the company’s NEOs is in the form of equity and therefore tied to stock price performance.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Analysis of the Information Presented in the Pay versus Performance Table
As described in more detail in the section “Executive Compensation – Compensation Discussion and Analysis,” the company’s executive compensation program reflects a variable pay-for-performance philosophy. While the company utilizes several performance measures to align executive compensation with company performance, not all of those company measures are presented in the “Pay Versus Performance” table. Moreover, the company generally seeks to incentivize long-term performance, and therefore does not specifically align the company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the company is providing the following descriptions of the relationships between information presented in the “Pay Versus Performance” table.
Compensation Actually Paid and Revenue
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Houston and the average amount of compensation actually paid to the company’s NEOs as a group (excluding Mr. Houston) decreased over the three years presented in the graph while the company’s revenue increased over the same period. The company has determined that revenue is the financial performance measure that, in the company’s assessment, represents the most important financial measure used by the company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to company performance. As further discussed above in the section “Executive Compensation – Compensation Discussion and Analysis”, revenue represents two-thirds of the corporate multiplier of the short-term incentive plan.

Total Shareholder Return Vs Peer Group [Text Block]
Analysis of the Information Presented in the Pay versus Performance Table
As described in more detail in the section “Executive Compensation – Compensation Discussion and Analysis,” the company’s executive compensation program reflects a variable pay-for-performance philosophy. While the company utilizes several performance measures to align executive compensation with company performance, not all of those company measures are presented in the “Pay Versus Performance” table. Moreover, the company generally seeks to incentivize long-term performance, and therefore does not specifically align the company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the company is providing the following descriptions of the relationships between information presented in the “Pay Versus Performance” table.
Cumulative TSR of the Company and Cumulative TSR of the Peer Group
As demonstrated by the following graph, the company’s cumulative TSR over the three-year period presented in the table was 25%, while the cumulative TSR of the peer group presented for this purpose, the Nasdaq Computer Index, was 33% over the three years presented in the table. For more information regarding the company’s performance and the companies that the talent and compensation committee considers when determining compensation, refer to “Executive Compensation – Compensation Discussion and Analysis.”

Tabular List [Table Text Block]
Financial Performance Measures
As described in greater detail in “Executive Compensation – Compensation Discussion and Analysis,” the company’s executive compensation program reflects a variable pay-for-performance philosophy. The measures that the company uses in its short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the company to link executive compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to the company’s performance are as follows (not listed in any order of importance):
•	Revenue
•	Non-GAAP operating margin
•	Stock-based compensation expense
•	Stock price

Total Shareholder Return Amount	$ 124.96	137.02	123.9
Peer Group Total Shareholder Return Amount	132.79	206.76	149.98
Net Income (Loss)	$ 553,200,000	$ 335,800,000	$ (256,300,000)
Company Selected Measure Amount	2,357,000,000	2,149,000,000	1,915,000,000
PEO Name	Mr. Houston	Mr. Houston	Mr. Houston
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP operating margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Stock-based compensation expense
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Stock price
PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(23,929,000)	23,648,342	37,855,000
PEO [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(23,929,000)	8,238,085	37,855,000
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	15,410,257	0
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,607,061	1,946,253	9,424,859
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(337,824)	375,828	9,598,164
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,038,975	1,455,584	9,833,673
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,637,402)	1,400,515	796,740
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	479,292	385,547	307,618
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(218,688)	648,906	148,905
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	3,514,724	1,488,772
Non-PEO NEO [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0